Reconciliation of Tax to Income Tax Benefit (Expense) (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Income Tax Disclosure [Abstract]
Income tax computed at tax rate at 25%	$ 25,733	159,665	154,106	386,901
Non-deductible expenses	(271)	(1,684)	(13,519)	(17,722)
Foreign tax rate differences	(4,221)	(26,192)	(53,780)	(54,212)
Prepaid taxes	(1,907)	(11,835)	0	0
Changes in unrecognized tax benefit	4,414	27,385	0	0
Others	1,255	7,794	0	7,416
Changes in the valuation allowance	(23,080)	(143,204)	(344,473)	(337,638)
Income tax (expense) benefit	$ 1,923	11,929	(257,666)	(15,255)